RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Compensation to the Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
Compensation to the non-executive directors:

	For the year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7

Fees, including reimbursement of expenses	323	340	274
Share-based compensation	123	113	179
	446	453	453

Transactions with Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
Transactions with related parties:

	For the year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7

Consulting fees, including share-based compensation and reimbursement of expenses (1)	54	47	57
Key man life insurance premium	-	-	1
	54	47	58